D

WEALTH BUILDING OPPORTUNITY

Ohio National Variable Account D

Annual Report

DECEMBER 31, 2006

Ohio National Variable Account D

Ohio National Financial Services®

D WEALTH BUILDING OPPORTUNITY Ohio National Variable Account D Annual Report DECEMBER 31, 2006 Ohio National Variable Account D

THE OHIO NATIONAL LIFE INSURANCE COMPANY
ONE FINANCIAL WAY, CINCINNATI, OHIO 45242
MESSAGE FROM THE VICE CHAIRMAN
We are pleased to provide you with your copy of the 2006 Ohio National Variable Account D Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account D for 2006 and the prior periods presented. We’re pleased to share these results with you.
We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-800-366-6654.
/s/ JOHN PALMER
Vice Chairman
February 19, 2007

ABOUT THIS REPORT
This report is a presentation of the Ohio National Variable Account D.
This Annual Report has four major sections:
Statements of Assets and Contract Owners’ Equity
These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.
Statements of Operations
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also shows reinvested capital gains, the realized gain (loss) as fund shares are sold, and the change in unrealized gain (loss).
Statements of Changes in Contract Owners’ Equity
The Statements of Changes in Contract Owners’ Equity include increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, transfers to and from other subaccounts, transfers to and from fixed dollar contract, withdrawals, surrenders and death benefit payments, and surrender charges. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Changes in Units section illustrates the number of units purchased and redeemed for each underlying fund subaccount during the period reported.
Notes to Financial Statements
The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

Ohio National Fund, Inc.:
Equity Subaccount 90,002 Shares (Cost $2,290,590)	$2,836,855	$2,836,855
Money Market Subaccount 169,051 Shares (Cost $1,690,512)	1,690,512	1,690,512
Bond Subaccount 48,731 Shares (Cost $525,118)	537,506	537,506
Omni Subaccount 55,442 Shares (Cost $875,417)	875,426	875,426
International Subaccount 126,565 Shares (Cost $1,399,095)	1,621,300	1,621,300
Capital Appreciation Subaccount 62,590 Shares (Cost $905,516)	1,238,665	1,238,665
Millennium Subaccount 60,698 Shares (Cost $1,203,820)	1,210,320	1,210,320
International Small Company Subaccount 48,998 Shares (Cost $856,667)	1,138,226	1,138,226
Aggressive Growth Subaccount 45,456 Shares (Cost $293,429)	324,559	324,559
Small Cap Growth Subaccount 23,368 Shares (Cost $207,553)	255,648	255,648
Mid Cap Opportunity Subaccount 81,151 Shares (Cost $1,161,993)	1,549,174	1,549,174
S&P 500 Index Subaccount 215,384 Shares (Cost $2,703,059)	3,191,990	3,191,990
Blue Chip Subaccount 17,636 Shares (Cost $187,101)	231,035	231,035
High Income Bond Subaccount 61,262 Shares (Cost $514,703)	572,802	572,802
Capital Growth Subaccount 10,103 Shares (Cost $170,061)	214,076	214,076
Nasdaq-100 Index Subaccount 54,028 Shares (Cost $199,512)	244,206	244,206
Bristol Subaccount 2,454 Shares (Cost $28,023)	32,094	32,094
Bryton Growth Subaccount 4,206 Shares (Cost $42,338)	51,019	51,019
U.S. Equity Subaccount 170 Shares (Cost $2,247)	2,325	2,325
Balanced Subaccount 556 Shares (Cost $7,035)	7,275	7,275
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

Ohio National Fund, Inc.: (continued)
Covered Call Subaccount 956 Shares (Cost $10,480)	$11,023	$11,023
Dow Target 10 Portfolios:
First Quarter Subaccount 452 Shares (Cost $4,161)	5,224	5,224
Second Quarter Subaccount 297 Shares (Cost $3,117)	3,926	3,926
Third Quarter Subaccount 327 Shares (Cost $3,064)	3,604	3,604
Fourth Quarter Subaccount 316 Shares (Cost $3,450)	3,910	3,910
Dow Target 5 Portfolios:
First Quarter Subaccount 104 Shares (Cost $1,014)	1,431	1,431
Second Quarter Subaccount 118 Shares (Cost $1,088)	1,511	1,511
Third Quarter Subaccount 139 Shares (Cost $1,283)	1,466	1,466
Fourth Quarter Subaccount 181 Shares (Cost $1,950)	2,187	2,187
Janus Adviser Series — Class S:
Large Cap Growth Subaccount 31,450 Shares (Cost $642,053)	744,423	744,423
Worldwide Subaccount 16,405 Shares (Cost $474,913)	545,640	545,640
Balanced Subaccount 44,413 Shares (Cost $1,098,049)	1,176,044	1,176,044
International Growth Subaccount 16,732 Shares (Cost $664,265)	909,559	909,559
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 12,321 Shares (Cost $236,630)	295,940	295,940
Small/ Mid Cap Value Subaccount 39 Shares (Cost $499)	517	517
Discovery Subaccount 14,392 Shares (Cost $184,896)	236,600	236,600
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount 23,254 Shares (Cost $260,810)	$323,468	$323,468
Structured U.S. Equity Subaccount 10,760 Shares (Cost $128,544)	157,847	157,847
Capital Growth Subaccount 8,656 Shares (Cost $84,900)	100,232	100,232
Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount 36,343 Shares (Cost $809,275)	1,067,027	1,067,027
Core Plus Fixed Income Subaccount 3,581 Shares (Cost $40,976)	40,826	40,826
Lazard Retirement Series, Inc.:
Emerging Markets Subaccount 59,383 Shares (Cost $966,855)	1,347,400	1,347,400
Small Cap Subaccount 49,464 Shares (Cost $736,008)	856,220	856,220
Equity Subaccount 459 Shares (Cost $5,321)	5,898	5,898
International Equity Subaccount 2,929 Shares (Cost $40,536)	43,611	43,611
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid-Cap Subaccount 54,391 Shares (Cost $1,502,170)	1,862,904	1,862,904
VIP Contrafund Subaccount 62,881 Shares (Cost $1,711,532)	1,956,223	1,956,223
VIP Growth Subaccount 11,176 Shares (Cost $336,739)	395,850	395,850
VIP Equity-Income Subaccount 15,776 Shares (Cost $390,449)	408,116	408,116
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 4,214 Shares (Cost $58,295)	72,268	72,268
Investors Growth Stock Subaccount 20,579 Shares (Cost $193,524)	214,641	214,641
Mid Cap Growth Subaccount 14,247 Shares (Cost $92,558)	101,580	101,580
Total Return Subaccount 38,568 Shares (Cost $765,038)	835,775	835,775
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

J.P. Morgan Series Trust II:
Small Company Subaccount 12,105 Shares (Cost $187,512)	$215,715	$215,715
Mid Cap Value Subaccount 15,615 Shares (Cost $394,017)	492,808	492,808
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 59,959 Shares (Cost $759,949)	715,316	715,316
Total Return Subaccount 29,741 Shares (Cost $306,274)	300,983	300,983
Global Bond Subaccount 11,038 Shares (Cost $137,975)	133,114	133,114
Calvert Variable Series, Inc.:
Social Equity Subaccount 4,437 Shares (Cost $67,310)	86,434	86,434
Dreyfus Variable Investment Fund — Service Class:
Appreciation Subaccount 817 Shares (Cost $30,426)	34,557	34,557
Royce Capital Fund:
Small-Cap Subaccount 101,692 Shares (Cost $957,244)	1,085,055	1,085,055
Micro-Cap Subaccount 27,463 Shares (Cost $337,708)	395,469	395,469
The Prudential Series Fund, Inc.:
Jennison Subaccount 995 Shares (Cost $19,392)	20,666	20,666
Jennison 20/20 Focus Subaccount 10,502 Shares (Cost $152,720)	166,042	166,042
Old Mutual Insurance Series Fund:
Technology & Communications Subaccount 5,976 Shares (Cost $13,922)	15,956	15,956
UBS Series Trust — Class I:
U.S. Allocation Subaccount 123 Shares (Cost $1,677)	1,882	1,882
Legg Mason Partners Variable Portfolios I, Inc.:
All Cap Subaccount 64 Shares (Cost $1,159)	1,247	1,247
Investors Subaccount 71 Shares (Cost $1,130)	1,170	1,170
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount 5,774 Shares (Cost $91,146)	$108,091	$108,091
Franklin Flex Cap Growth Securities Subaccount 85 Shares (Cost $916)	949	949
Franklin Income Securities Subaccount 18,607 Shares (Cost $297,255)	323,010	323,010

Totals	$35,656,368	$35,656,368

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2006

	Ohio National Fund, Inc.

						Capital
	Equity	Money Market	Bond	Omni	International	Appreciation	Millennium
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(d)

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$81,074	$19,557	$10,925	$2,333	$5,371	$0
Risk and administrative expense (note 2)	(38,218)	(23,311)	(6,783)	(10,992)	(19,552)	(18,100)	(18,376)

Net investment activity	(38,218)	57,763	12,774	(67)	(17,219)	(12,729)	(18,376)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	103,405	(1,146)	2,546	(9,849)	23,904	116,137	(24,967)
Unrealized gain (loss)	65,212	0	264	99,685	236,511	72,424	114,493

Net gain (loss) on investments	168,617	(1,146)	2,810	89,836	260,415	188,561	89,526

Net increase (decrease) in contract owners’ equity from operations	$130,399	$56,617	$15,584	$89,769	$243,196	$175,832	$71,150

	Ohio National Fund, Inc.

	International	Aggressive	Small Cap	Mid Cap	S&P		High Income
	Small Co.	Growth	Growth	Opportunity	500 Index	Blue Chip	Bond
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$1,274	$0	$0	$0	$33,661	$2,054	$0
Risk and administrative expense (note 2)	(12,920)	(4,434)	(3,398)	(21,065)	(40,200)	(2,385)	(6,817)

Net investment activity	(11,646)	(4,434)	(3,398)	(21,065)	(6,539)	(331)	(6,817)

Reinvested capital gains	27,594	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	126,816	7,245	22,559	92,802	48,260	3,025	7,432
Unrealized gain (loss)	63,567	10,013	29,033	56,884	346,654	24,651	43,238

Net gain (loss) on investments	190,383	17,258	51,592	149,686	394,914	27,676	50,670

Net increase (decrease) in contract owners’ equity from operations	$206,331	$12,824	$48,194	$128,621	$388,375	$27,345	$43,853

(d)	Formerly known as Discovery Subaccount.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2006

	Ohio National Fund, Inc.

	Capital	Nasdaq-100		Bryton
	Growth	Index	Bristol	Growth	U.S. Equity	Balanced	Covered Call
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$0	$99	$0	$7	$80	$0
Risk and administrative expense (note 2)	(3,032)	(3,090)	(328)	(590)	(8)	(40)	(144)

Net investment activity	(3,032)	(3,090)	(229)	(590)	(1)	40	(144)

Reinvested capital gains	0	0	0	341	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	13,232	4,865	914	1,774	0	1	397
Unrealized gain (loss)	23,909	10,173	2,743	4,141	77	236	245

Net gain (loss) on investments	37,141	15,038	3,657	5,915	77	237	642

Net increase (decrease) in contract owners’ equity from operations	$34,109	$11,948	$3,428	$5,666	$76	$277	$498

	Dow Target 10 Portfolios				Dow Target 5 Portfolios

	First	Second	Third	Fourth	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$368	$226	$179	$179	$67	$68	$62	$89
Risk and administrative expense (note 2)	(61)	(42)	(36)	(30)	(20)	(20)	(18)	(20)

Net investment activity	307	184	143	149	47	48	44	69

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	11	7	4	9	109	100	40	112
Unrealized gain (loss)	777	619	488	365	310	305	305	228

Net gain (loss) on investments	788	626	492	374	419	405	345	340

Net increase (decrease) in contract owners’ equity from operations	$1,095	$810	$635	$523	$466	$453	$389	$409

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2006

	Janus Adviser Series — Class S				Wells Fargo Advantage Variable Trust Funds

	Large Cap			International		Small/Mid
	Growth	Worldwide	Balanced	Growth	Opportunity	Cap Value	Discovery
	Subaccount(b)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(e)	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$73	$10,041	$16,846	$6,306	$0	$0	$0
Risk and administrative expense (note 2)	(9,005)	(6,867)	(15,090)	(7,934)	(4,056)	(1)	(3,045)

Net investment activity	(8,932)	3,174	1,756	(1,628)	(4,056)	(1)	(3,045)

Reinvested capital gains	0	0	80,847	0	35,295	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	6,714	4,651	33,490	19,790	10,133	0	5,966
Unrealized gain (loss)	59,470	65,666	(20,140)	188,862	(13,281)	18	24,954

Net gain (loss) on investments	66,184	70,317	13,350	208,652	(3,148)	18	30,920

Net increase (decrease) in contract owners’ equity from operations	$57,252	$73,491	$95,953	$207,024	$28,091	$17	$27,875

				Van Kampen Universal		Lazard Retirement
	Goldman Sachs Variable Insurance Trust			Institutional Funds — Class I		Series, Inc.

	Growth &	Structured	Capital	U.S.	Core Plus	Emerging
	Income	U.S. Equity	Growth	Real Estate	Fixed Income	Markets	Small Cap
	Subaccount	Subaccount(f)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$4,981	$1,626	$123	$8,734	$1,680	$6,050	$0
Risk and administrative expense (note 2)	(3,743)	(1,960)	(1,263)	(10,614)	(535)	(15,078)	(10,563)

Net investment activity	1,238	(334)	(1,140)	(1,880)	1,145	(9,028)	(10,563)

Reinvested capital gains	11,970	0	0	52,437	223	79,375	65,956

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	11,901	3,416	2,100	21,160	(141)	72,386	28,918
Unrealized gain (loss)	27,707	12,569	5,434	174,826	(198)	131,623	18,778

Net gain (loss) on investments	39,608	15,985	7,534	195,986	(339)	204,009	47,696

Net increase (decrease) in contract owners’ equity from operations	$52,816	$15,651	$6,394	$246,543	$1,029	$274,356	$103,089

(b)	Formerly known as Growth Subaccount.

(e)	Formerly known as Multi Cap Value Subaccount.

(f)	Formerly known as Core U.S. Equity Subaccount.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2006

	Lazard Retirement		Fidelity Variable Insurance Products Fund —
	Series, Inc.		Service Class 2

		International	VIP	VIP	VIP	VIP
	Equity	Equity	Mid-Cap	Contrafund	Growth	Equity-Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$17	$193	$2,850	$16,876	$715	$9,279
Risk and administrative expense (note 2)	(36)	(245)	(23,189)	(21,961)	(5,565)	(3,873)

Net investment activity	(19)	(52)	(20,339)	(5,085)	(4,850)	5,406

Reinvested capital gains	0	803	190,018	152,356	0	39,689

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	4	12	72,434	33,871	20,892	4,077
Unrealized gain (loss)	579	2,792	(72,608)	(23,696)	1,525	4,471

Net gain (loss) on investments	583	2,804	(174)	10,175	22,417	8,548

Net increase (decrease) in contract owners’ equity from operations	$564	$3,555	$169,505	$157,446	$17,567	$53,643

	MFS Variable Insurance Trust — Service Class				J.P. Morgan Series Trust II

	New	Investors	Mid Cap	Total	Small	Mid Cap
	Discovery	Growth Stock	Growth	Return	Company	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$0	$0	$17,844	$0	$2,344
Risk and administrative expense (note 2)	(847)	(2,625)	(1,289)	(11,090)	(2,823)	(5,475)

Net investment activity	(847)	(2,625)	(1,289)	6,754	(2,823)	(3,131)

Reinvested capital gains	1,100	0	3,312	26,155	5,810	9,472

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	4,354	15,885	1,033	9,283	5,949	14,372
Unrealized gain (loss)	3,061	(1,114)	(2,346)	38,969	17,878	37,514

Net gain (loss) on investments	7,415	14,771	(1,313)	48,252	23,827	51,886

Net increase (decrease) in contract owners’ equity from operations	$7,668	$12,146	$710	$81,161	$26,814	$58,227

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2006

					Dreyfus
					Variable
				Calvert	Investment
	PIMCO Variable Insurance Trust —			Variable	Fund —
	Administrative Shares			Series, Inc.	Service Class	Royce Capital Fund

	Real	Total	Global	Social
	Return	Return	Bond	Equity	Appreciation	Small-Cap	Micro-Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$28,964	$11,676	$4,072	$0	$320	$639	$655
Risk and administrative expense (note 2)	(9,089)	(3,516)	(1,652)	(1,145)	(380)	(12,108)	(4,438)

Net investment activity	19,875	8,160	2,420	(1,145)	(60)	(11,469)	(3,783)

Reinvested capital gains	18,750	1,558	0	0	0	47,570	19,941

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(2,315)	(1,449)	(2,283)	3,996	683	15,304	10,235
Unrealized gain (loss)	(38,403)	(931)	3,721	3,452	3,770	65,405	31,201

Net gain (loss) on investments	(40,718)	(2,380)	1,438	7,448	4,453	80,709	41,436

Net increase (decrease) in contract owners’ equity from operations	$(2,093)	$7,338	$3,858	$6,303	$4,393	$116,810	$57,594

			Old Mutual
			Insurance	UBS Series	Legg Mason
	The Prudential Series		Series	Trust —	Partners Variable
	Fund, Inc.		Fund(c)	Class I	Portfolios I, Inc.(g)

		Jennison	Tech. &	U.S.
	Jennison	20/20 Focus	Comm.	Allocation	All Cap	Investors
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$0	$0	$90	$16	$14
Risk and administrative expense (note 2)	(167)	(1,303)	(231)	(38)	(9)	(4)

Net investment activity	(167)	(1,303)	(231)	52	7	10

Reinvested capital gains	0	4,522	0	0	42	22

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	45	(64)	503	115	0	5
Unrealized gain (loss)	710	9,254	(88)	7	87	40

Net gain (loss) on investments	755	9,190	415	122	87	45

Net increase (decrease) in contract owners’ equity from operations	$588	$12,409	$184	$174	$136	$77

(c)	Formerly known as PBHG Insurance Series Fund.

(g)	Formerly known as Salomon Brothers Variable Series Funds, Inc.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2006

	Franklin Templeton Variable Insurance
	Products Trust — Class 2

	Templeton	Franklin Flex	Franklin
	Foreign	Cap Growth	Income
	Securities	Securities	Securities	Total
	Subaccount	Subaccount	Subaccount	Subaccounts

	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$888	$0	$5,737	$317,322
Risk and administrative expense (note 2)	(1,024)	(7)	(2,495)	(440,408)

Net investment activity	(136)	(7)	3,242	(123,086)

Reinvested capital gains	0	0	768	875,926

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	638	7	1,420	969,234
Unrealized gain (loss)	14,196	31	25,586	2,008,901

Net gain (loss) on investments	14,834	38	27,006	2,978,135

Net increase (decrease) in contract owners’ equity from operations	$14,698	$31	$31,016	$3,730,975

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(38,218)	$(43,765)	$57,763	$24,837	$12,774	$13,315	$(67)	$(4,046)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	103,405	120,301	(1,146)	(697)	2,546	19,435	(9,849)	(122,355)
Unrealized gain (loss)	65,212	73,449	0	0	264	(37,813)	99,685	212,544

Net increase (decrease) in contract owners’ equity from operations	130,399	149,985	56,617	24,140	15,584	(5,063)	89,769	86,143

Equity transactions:
Contract purchase payments	441,383	692,016	417,031	495,878	74,428	127,370	78,482	129,860
Transfers (to) and from other subaccounts	(531,948)	(238,503)	131,528	336,026	(1,116)	(5,498)	24,456	(41,162)
Transfers (to) and from fixed dollar contract	(8,281)	(90,568)	(76,758)	126,439	(914)	(7,590)	(15,877)	(38,657)
Withdrawals, surrenders and death benefit payments	(309,431)	(927,407)	(539,473)	(510,879)	(45,072)	(283,946)	(112,835)	(670,283)
Surrender charges (note 2)	(1,245)	(5,504)	(5,941)	(7,992)	(119)	(5,661)	0	(776)

Net equity transactions	(409,522)	(569,966)	(73,613)	439,472	27,207	(175,325)	(25,774)	(621,018)

Net change in contract owners’ equity	(279,123)	(419,981)	(16,996)	463,612	42,791	(180,388)	63,995	(534,875)

Contract owners’ equity:
Beginning of period	3,115,978	3,535,959	1,707,508	1,243,896	494,715	675,103	811,431	1,346,306

End of period	$2,836,855	$3,115,978	$1,690,512	$1,707,508	$537,506	$494,715	$875,426	$811,431

Change in units:
Beginning units	137,802	163,717	131,260	97,121	28,735	38,854	58,780	105,359

Units purchased	24,369	35,123	218,464	166,645	7,038	10,845	9,020	9,927
Units redeemed	(42,971)	(61,038)	(224,014)	(132,506)	(5,478)	(20,964)	(11,083)	(56,506)

Ending units	119,200	137,802	125,710	131,260	30,295	28,735	56,717	58,780

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	International		Capital Appreciation		Millennium		International Small
	Subaccount		Subaccount		Subaccount(d)		Company Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(17,219)	$(17,933)	$(12,729)	$(14,875)	$(18,376)	$(23,899)	$(11,646)	$(5,092)
Reinvested capital gains	0	0	0	0	0	0	27,594	0
Realized gain (loss)	23,904	(53,485)	116,137	184,321	(24,967)	(78,817)	126,816	49,715
Unrealized gain (loss)	236,511	166,401	72,424	(121,307)	114,493	76,214	63,567	124,582

Net increase (decrease) in contract owners’ equity from operations	243,196	94,983	175,832	48,139	71,150	(26,502)	206,331	169,205

Equity transactions:
Contract purchase payments	159,874	159,699	199,059	304,976	183,994	264,715	147,171	105,057
Transfers (to) and from other subaccounts	49,335	17,809	(130,552)	(89,624)	(264,231)	(242,852)	218,901	98,258
Transfers (to) and from fixed dollar contract	(10,422)	(33,823)	725	(70,722)	(2,809)	(66,734)	5,272	9,336
Withdrawals, surrenders and death benefit payments	(202,540)	(407,592)	(415,271)	(828,511)	(279,186)	(644,656)	(232,307)	(130,874)
Surrender charges (note 2)	(75)	(850)	(5,342)	(2,241)	(695)	(1,598)	(759)	(498)

Net equity transactions	(3,828)	(264,757)	(351,381)	(686,122)	(362,927)	(691,125)	138,278	81,279

Net change in contract owners’ equity	239,368	(169,774)	(175,549)	(637,983)	(291,777)	(717,627)	344,609	250,484

Contract owners’ equity:
Beginning of period	1,381,932	1,551,706	1,414,214	2,052,197	1,502,097	2,219,724	793,617	543,133

End of period	$1,621,300	$1,381,932	$1,238,665	$1,414,214	$1,210,320	$1,502,097	$1,138,226	$793,617

Change in units:
Beginning units	96,914	117,465	51,407	77,484	61,317	89,408	30,976	26,983

Units purchased	17,537	14,603	7,486	15,930	7,666	11,469	24,915	14,422
Units redeemed	(17,802)	(35,154)	(19,681)	(42,007)	(22,351)	(39,560)	(20,255)	(10,429)

Ending units	96,649	96,914	39,212	51,407	46,632	61,317	35,636	30,976

(d)	Formerly known as Discovery Subaccount.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,434)	$(5,881)	$(3,398)	$(3,872)	$(21,065)	$(25,092)	$(6,539)	$(17,830)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	7,245	(13,082)	22,559	18,291	92,802	129,153	48,260	58,073
Unrealized gain (loss)	10,013	65,109	29,033	(2,119)	56,884	47,275	346,654	74,873

Net increase (decrease) in contract owners’ equity from operations	12,824	46,146	48,194	12,300	128,621	151,336	388,375	115,116

Equity transactions:
Contract purchase payments	82,931	108,086	61,552	67,569	176,017	242,496	440,269	631,303
Transfers (to) and from other subaccounts	(24,887)	(45,160)	(34,585)	(56,742)	(146,478)	(216,038)	(155,186)	(380,366)
Transfers (to) and from fixed dollar contract	0	(10,537)	(6,093)	(27,740)	267	(6,594)	(20,032)	(25,236)
Withdrawals, surrenders and death benefit payments	(103,252)	(292,958)	(49,379)	(121,900)	(241,141)	(646,208)	(443,809)	(1,257,047)
Surrender charges (note 2)	(240)	(1,852)	0	(507)	(222)	(1,613)	(749)	(8,355)

Net equity transactions	(45,448)	(242,421)	(28,505)	(139,320)	(211,557)	(627,957)	(179,507)	(1,039,701)

Net change in contract owners’ equity	(32,624)	(196,275)	19,689	(127,020)	(82,936)	(476,621)	208,868	(924,585)

Contract owners’ equity:
Beginning of period	357,183	553,458	235,959	362,979	1,632,110	2,108,731	2,983,122	3,907,707

End of period	$324,559	$357,183	$255,648	$235,959	$1,549,174	$1,632,110	$3,191,990	$2,983,122

Change in units:
Beginning units	43,367	75,111	20,035	32,381	71,529	100,292	175,266	236,654

Units purchased	11,121	19,911	16,345	13,652	8,258	11,946	26,389	41,194
Units redeemed	(16,733)	(51,655)	(18,866)	(25,998)	(17,034)	(40,709)	(36,811)	(102,582)

Ending units	37,755	43,367	17,514	20,035	62,753	71,529	164,844	175,266

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Blue Chip		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(331)	$(1,013)	$(6,817)	$14,045	$(3,032)	$(3,358)	$(3,090)	$(3,413)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	3,025	16,071	7,432	13,090	13,232	14,034	4,865	14,876
Unrealized gain (loss)	24,651	(8,523)	43,238	(19,974)	23,909	(8,697)	10,173	(7,992)

Net increase (decrease) in contract owners’ equity from operations	27,345	6,535	43,853	7,161	34,109	1,979	11,948	3,471

Equity transactions:
Contract purchase payments	64,167	65,957	129,696	113,492	49,229	58,886	41,524	85,228
Transfers (to) and from other subaccounts	2,871	8,406	76,215	75,960	(8,246)	(16,463)	(14,303)	(16,336)
Transfers (to) and from fixed dollar contract	0	(3,805)	886	1,406	3,396	(14,830)	0	(6,048)
Withdrawals, surrenders and death benefit payments	(12,860)	(117,515)	(81,889)	(167,314)	(83,717)	(89,231)	(20,852)	(78,397)
Surrender charges (note 2)	(50)	(1,056)	(220)	(3,834)	(2,086)	(594)	(7)	(3,277)

Net equity transactions	54,128	(48,013)	124,688	19,710	(41,424)	(62,232)	6,362	(18,830)

Net change in contract owners’ equity	81,473	(41,478)	168,541	26,871	(7,315)	(60,253)	18,310	(15,359)

Contract owners’ equity:
Beginning of period	149,562	191,040	404,261	377,390	221,391	281,644	225,896	241,255

End of period	$231,035	$149,562	$572,802	$404,261	$214,076	$221,391	$244,206	$225,896

Change in units:
Beginning units	13,814	18,235	30,240	28,689	26,840	34,574	57,491	61,454

Units purchased	6,834	7,989	18,139	15,597	7,720	14,230	10,971	23,605
Units redeemed	(2,061)	(12,410)	(8,949)	(14,046)	(12,663)	(21,964)	(9,376)	(27,568)

Ending units	18,587	13,814	39,430	30,240	21,897	26,840	59,086	57,491

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Bristol		Bryton Growth		U.S. Equity		Balanced		Covered Call
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005(a)	2006	2005(a)	2006	2005(a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(229)	$(319)	$(590)	$(462)	$(1)	$0	$40	$0	$(144)	$(29)
Reinvested capital gains	0	0	341	0	0	0	0	0	0	0
Realized gain (loss)	914	1,117	1,774	839	0	0	1	0	397	0
Unrealized gain (loss)	2,743	1,349	4,141	1,081	77	0	236	4	245	298

Net increase (decrease) in contract owners’ equity from operations	3,428	2,147	5,666	1,458	76	0	277	4	498	269

Equity transactions:
Contract purchase payments	12,039	7,004	11,873	9,250	2,215	34	4,075	239	8,074	563
Transfers (to) and from other subaccounts	3,697	11,039	1,968	(1,851)	0	0	2,130	0	(5,000)	11,619
Transfers (to) and from fixed dollar contract	0	668	0	0	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(8,175)	(15,166)	(5,671)	(6,249)	0	0	550	0	(5,000)	0
Surrender charges (note 2)	0	(1,105)	0	(9)	0	0	0	0	0	0

Net equity transactions	7,561	2,440	8,170	1,141	2,215	34	6,755	239	(1,926)	12,182

Net change in contract owners’ equity	10,989	4,587	13,836	2,599	2,291	34	7,032	243	(1,428)	12,451

Contract owners’ equity:
Beginning of period	21,105	16,518	37,183	34,584	34	0	243	0	12,451	0

End of period	$32,094	$21,105	$51,019	$37,183	$2,325	$34	$7,275	$243	$11,023	$12,451

Change in units:
Beginning units	1,741	1,506	3,733	3,574	3	0	23	0	1,172	0

Units purchased	1,227	1,970	1,772	993	187	3	587	23	766	1,172
Units redeemed	(663)	(1,735)	(1,058)	(834)	0	0	0	0	(928)	0

Ending units	2,305	1,741	4,447	3,733	190	3	610	23	1,010	1,172

(a)	Period from May 2, 2005, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Dow Target 10 Portfolios

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$307	$(105)	$184	$(116)	$143	$(67)	$149	$(55)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	11	953	7	1,295	4	347	9	375
Unrealized gain (loss)	777	(1,402)	619	(1,273)	488	(578)	365	(574)

Net increase (decrease) in contract owners’ equity from operations	1,095	(554)	810	(94)	635	(298)	523	(254)

Equity transactions:
Contract purchase payments	711	2,052	760	1,668	822	981	1,479	679
Transfers (to) and from other subaccounts	0	(125)	0	(901)	0	(414)	0	(807)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	0	(8,218)	0	(10,356)	0	(5,072)	0	(4,044)
Surrender charges (note 2)	0	(92)	0	(87)	0	(121)	0	(75)

Net equity transactions	711	(6,383)	760	(9,676)	822	(4,626)	1,479	(4,247)

Net change in contract owners’ equity	1,806	(6,937)	1,570	(9,770)	1,457	(4,924)	2,002	(4,501)

Contract owners’ equity:
Beginning of period	3,418	10,355	2,356	12,126	2,147	7,071	1,908	6,409

End of period	$5,224	$3,418	$3,926	$2,356	$3,604	$2,147	$3,910	$1,908

Change in units:
Beginning units	343	961	197	972	184	565	158	500

Units purchased	69	197	59	133	60	82	100	58
Units redeemed	0	(815)	0	(908)	0	(463)	0	(400)

Ending units	412	343	256	197	244	184	258	158

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Dow Target 5 Portfolios

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$47	$(17)	$48	$(17)	$44	$(16)	$69	$(16)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	109	91	100	108	40	12	112	40
Unrealized gain (loss)	310	(108)	305	(113)	305	(258)	228	(187)

Net increase (decrease) in contract owners’ equity from operations	466	(34)	453	(22)	389	(262)	409	(163)

Equity transactions:
Contract purchase payments	243	574	263	321	280	198	503	238
Transfers (to) and from other subaccounts	0	0	0	0	0	0	334	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	129	0
Withdrawals, surrenders and death benefit payments	(325)	(790)	(310)	(519)	(294)	(265)	(322)	(378)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(82)	(216)	(47)	(198)	(14)	(67)	644	(140)

Net change in contract owners’ equity	384	(250)	406	(220)	375	(329)	1,053	(303)

Contract owners’ equity:
Beginning of period	1,047	1,297	1,105	1,325	1,091	1,420	1,134	1,437

End of period	$1,431	$1,047	$1,511	$1,105	$1,466	$1,091	$2,187	$1,134

Change in units:
Beginning units	92	110	89	103	117	122	90	99

Units purchased	19	50	19	24	24	19	78	18
Units redeemed	(21)	(68)	(18)	(38)	(24)	(24)	(41)	(27)

Ending units	90	92	90	89	117	117	127	90

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Janus Adviser Series — Class S

	Large Cap Growth		Worldwide		Balanced		International Growth
	Subaccount(b)		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(8,932)	$(8,728)	$3,174	$(3,363)	$1,756	$1,987	$(1,628)	$(389)
Reinvested capital gains	0	0	0	0	80,847	23,985	0	0
Realized gain (loss)	6,714	4,720	4,651	(9,949)	33,490	38,575	19,790	6,036
Unrealized gain (loss)	59,470	18,130	65,666	38,443	(20,140)	12,408	188,862	50,593

Net increase (decrease) in contract owners’ equity from operations	57,252	14,122	73,491	25,131	95,953	76,955	207,024	56,240

Equity transactions:
Contract purchase payments	131,262	161,290	67,659	149,893	188,248	241,272	140,443	58,418
Transfers (to) and from other subaccounts	(21,728)	(69,913)	(70,090)	(87,938)	(114,197)	(48,345)	336,912	145,748
Transfers (to) and from fixed dollar contract	2,043	(29,105)	690	(7,864)	7,134	(5,029)	5,654	9,792
Withdrawals, surrenders and death benefit payments	(61,953)	(145,687)	(71,181)	(171,794)	(139,031)	(402,901)	(59,690)	(32,707)
Surrender charges (note 2)	(200)	(875)	(972)	(2,837)	(545)	(2,287)	0	(1,688)

Net equity transactions	49,424	(84,290)	(73,894)	(120,540)	(58,391)	(217,290)	423,319	179,563

Net change in contract owners’ equity	106,676	(70,168)	(403)	(95,409)	37,562	(140,335)	630,343	235,803

Contract owners’ equity:
Beginning of period	637,747	707,915	546,043	641,452	1,138,482	1,278,817	279,216	43,413

End of period	$744,423	$637,747	$545,640	$546,043	$1,176,044	$1,138,482	$909,559	$279,216

Change in units:
Beginning units	85,625	97,500	65,860	80,973	96,811	115,525	16,039	3,241

Units purchased	19,640	23,366	8,519	19,953	24,244	28,350	25,458	14,958
Units redeemed	(13,225)	(35,241)	(17,340)	(35,066)	(29,248)	(47,064)	(4,885)	(2,160)

Ending units	92,040	85,625	57,039	65,860	91,807	96,811	36,612	16,039

(b)	Formerly known as Growth Subaccount.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

							Strong Variable
							Insurance
							Funds, Inc.
	Wells Fargo Advantage Variable Trust Funds (note 4)						(note 4)

			Small/Mid Cap				Mid Cap
	Opportunity		Value		Discovery		Growth II
	Subaccount		Subaccount(e)		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,056)	$(3,782)	$(1)	$(23)	$(3,045)	$(2,141)	$(892)
Reinvested capital gains	35,295	0	0	0	0	0	0
Realized gain (loss)	10,133	11,077	0	1,760	5,966	8,502	(2,753)
Unrealized gain (loss)	(13,281)	11,154	18	(1,226)	24,954	26,751	(11,846)

Net increase (decrease) in contract owners’ equity from operations	28,091	18,449	17	511	27,875	33,112	(15,491)

Equity transactions:
Contract purchase payments	35,547	50,752	0	438	30,484	35,822	13,035
Transfers (to) and from other subaccounts	(8,632)	(14,505)	500	0	(19,493)	197,680	(265,900)
Transfers (to) and from fixed dollar contract	1,712	(811)	0	0	0	(873)	0
Withdrawals, surrenders and death benefit payments	(58,130)	(31,811)	0	(6,437)	(6,858)	(60,301)	(1,595)
Surrender charges (note 2)	(888)	(316)	0	(8)	(80)	(768)	0

Net equity transactions	(30,391)	3,309	500	(6,007)	4,053	171,560	(254,460)

Net change in contract owners’ equity	(2,300)	21,758	517	(5,496)	31,928	204,672	(269,951)

Contract owners’ equity:
Beginning of period	298,240	276,482	0	5,496	204,672	0	269,951

End of period	$295,940	$298,240	$517	$0	$236,600	$204,672	$0

Change in units:
Beginning units	22,078	21,788	0	410	26,623	0	37,974

Units purchased	2,752	4,518	29	33	4,115	41,074	1,851
Units redeemed	(5,045)	(4,228)	0	(443)	(3,532)	(14,451)	(39,825)

Ending units	19,785	22,078	29	0	27,206	26,623	0

(e)	Formerly known as Multi Cap Value Subaccount.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

							Van Kampen Universal Institutional
	Goldman Sachs Variable Insurance Trust						Funds — Class I

									Core Plus
	Growth & Income		Structured U.S. Equity		Capital Growth		U.S. Real Estate		Fixed Income
	Subaccount		Subaccount(f)		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,238	$1,261	$(334)	$(625)	$(1,140)	$(1,955)	$(1,880)	$(794)	$1,145	$525
Reinvested capital gains	11,970	0	0	0	0	0	52,437	10,631	223	175
Realized gain (loss)	11,901	8,682	3,416	4,464	2,100	13,281	21,160	21,908	(141)	(14)
Unrealized gain (loss)	27,707	(1,709)	12,569	6,588	5,434	(8,218)	174,826	29,207	(198)	20

Net increase (decrease) in contract owners’ equity from operations	52,816	8,234	15,651	10,427	6,394	3,108	246,543	60,952	1,029	706

Equity transactions:
Contract purchase payments	39,819	56,822	15,835	29,600	18,129	34,862	204,162	205,579	14,738	12,028
Transfers (to) and from other subaccounts	26,893	58,325	11,120	24,270	(416)	(25,670)	147,020	33,582	(8,519)	25,787
Transfers (to) and from fixed dollar contract	715	0	2,040	783	0	2,057	1,058	18,227	0	3,607
Withdrawals, surrenders and death benefit payments	(64,030)	(45,230)	(19,067)	(25,038)	(15,259)	(101,141)	(64,643)	(78,790)	(3,233)	(7,310)
Surrender charges (note 2)	(833)	(629)	(270)	(783)	(58)	(2,505)	(49)	(2,765)	0	(307)

Net equity transactions	2,564	69,288	9,658	28,832	2,396	(92,397)	287,548	175,833	2,986	33,805

Net change in contract owners’ equity	55,380	77,522	25,309	39,259	8,790	(89,289)	534,091	236,785	4,015	34,511

Contract owners’ equity:
Beginning of period	268,088	190,566	132,538	93,279	91,442	180,731	532,936	296,151	36,811	2,300

End of period	$323,468	$268,088	$157,847	$132,538	$100,232	$91,442	$1,067,027	$532,936	$40,826	$36,811

Change in units:
Beginning units	23,529	17,151	13,350	9,874	10,717	21,515	18,414	11,818	3,455	222

Units purchased	5,547	10,828	3,343	7,929	2,377	5,078	12,311	14,711	1,379	3,949
Units redeemed	(5,614)	(4,450)	(2,420)	(4,453)	(2,128)	(15,876)	(3,659)	(8,115)	(1,090)	(716)

Ending units	23,462	23,529	14,273	13,350	10,966	10,717	27,066	18,414	3,744	3,455

(f)	Formerly known as Core U.S. Equity Subaccount.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Lazard Retirement Series, Inc.

							International
	Emerging Markets		Small Cap		Equity		Equity
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005(a)	2006	2005(a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,028)	$(5,161)	$(10,563)	$(9,343)	$(19)	$0	$(52)	$(15)
Reinvested capital gains	79,375	20,363	65,956	52,506	0	0	803	0
Realized gain (loss)	72,386	15,006	28,918	17,870	4	0	12	0
Unrealized gain (loss)	131,623	159,147	18,778	(42,549)	579	(2)	2,792	283

Net increase (decrease) in contract owners’ equity from operations	274,356	189,355	103,089	18,484	564	(2)	3,555	268

Equity transactions:
Contract purchase payments	198,300	125,401	127,957	120,449	3,206	563	13,181	7,364
Transfers (to) and from other subaccounts	184,901	198,348	(24,306)	(26,851)	2,000	0	14,311	5,000
Transfers (to) and from fixed dollar contract	(389)	14,313	279	1,535	0	0	0	0
Withdrawals, surrenders and death benefit payments	(121,983)	(49,606)	(48,905)	(75,223)	(419)	0	(63)	0
Surrender charges (note 2)	(1,650)	(610)	(512)	(1,152)	(14)	0	(5)	0

Net equity transactions	259,179	287,846	54,513	18,758	4,773	563	27,424	12,364

Net change in contract owners’ equity	533,535	477,201	157,602	37,242	5,337	561	30,979	12,632

Contract owners’ equity:
Beginning of period	813,865	336,664	698,618	661,376	561	0	12,632	0

End of period	$1,347,400	$813,865	$856,220	$698,618	$5,898	$561	$43,611	$12,632

Change in units:
Beginning units	37,299	21,433	37,087	36,028	53	0	1,105	0

Units purchased	24,301	18,784	11,454	8,123	467	53	2,056	1,105
Units redeemed	(13,440)	(2,918)	(8,852)	(7,064)	(40)	0	(5)	0

Ending units	48,160	37,299	39,689	37,087	480	53	3,156	1,105

(a)	Period from May 2, 2005, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Fidelity Variable Insurance Products Fund — Service Class 2

	VIP Mid-Cap		VIP Contrafund		VIP Growth		VIP Equity-Income
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(20,339)	$(19,764)	$(5,085)	$(13,248)	$(4,850)	$(4,921)	$5,406	$(29)
Reinvested capital gains	190,018	22,167	152,356	147	0	0	39,689	7,920
Realized gain (loss)	72,434	120,194	33,871	39,817	20,892	19,708	4,077	3,601
Unrealized gain (loss)	(72,608)	114,561	(23,696)	144,532	1,525	7,135	4,471	1,098

Net increase (decrease) in contract owners’ equity from operations	169,505	237,158	157,446	171,248	17,567	21,922	53,643	12,590

Equity transactions:
Contract purchase payments	338,589	373,954	389,905	351,850	100,444	141,908	91,643	121,793
Transfers (to) and from other subaccounts	(54,876)	55,563	193,708	223,002	(49,610)	(5,829)	42,942	17,567
Transfers (to) and from fixed dollar contract	12,952	(7,761)	12,266	23,521	522	(2,705)	8,493	(2,516)
Withdrawals, surrenders and death benefit payments	(131,365)	(374,635)	(114,823)	(175,387)	(105,683)	(142,815)	(18,494)	(88,001)
Surrender charges (note 2)	(899)	(10,329)	(337)	(6,060)	(1,607)	(2,486)	0	(2,795)

Net equity transactions	164,401	36,792	480,719	416,926	(55,934)	(11,927)	124,584	46,048

Net change in contract owners’ equity	333,906	273,950	638,165	588,174	(38,367)	9,995	178,227	58,638

Contract owners’ equity:
Beginning of period	1,528,998	1,255,048	1,318,058	729,884	434,217	424,222	229,889	171,251

End of period	$1,862,904	$1,528,998	$1,956,223	$1,318,058	$395,850	$434,217	$408,116	$229,889

Change in units:
Beginning units	83,058	79,390	112,101	71,449	66,515	67,649	18,041	13,999

Units purchased	31,218	34,297	58,347	61,307	18,822	28,561	14,195	14,191
Units redeemed	(23,034)	(30,629)	(19,130)	(20,655)	(27,673)	(29,695)	(5,171)	(10,149)

Ending units	91,242	83,058	151,318	112,101	57,664	66,515	27,065	18,041

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	MFS Variable Insurance Trust — Service Class

	New Discovery		Investors Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(847)	$(1,292)	$(2,625)	$(2,580)	$(1,289)	$(1,532)	$6,754	$4,191
Reinvested capital gains	1,100	0	0	0	3,312	0	26,155	32,013
Realized gain (loss)	4,354	6,356	15,885	3,481	1,033	4,509	9,283	9,775
Unrealized gain (loss)	3,061	(239)	(1,114)	6,247	(2,346)	692	38,969	(33,479)

Net increase (decrease) in contract owners’ equity from operations	7,668	4,825	12,146	7,148	710	3,669	81,161	12,500

Equity transactions:
Contract purchase payments	14,636	27,887	25,116	32,068	15,573	30,636	147,983	236,791
Transfers (to) and from other subaccounts	(23,124)	(14,799)	(22,320)	(3,306)	(5,227)	7,421	(128,343)	17,858
Transfers (to) and from fixed dollar contract	279	0	0	(409)	0	0	1,517	14,492
Withdrawals, surrenders and death benefit payments	(884)	(29,591)	(6,323)	(30,199)	(6,846)	(39,491)	(63,238)	(166,663)
Surrender charges (note 2)	0	(1,622)	0	(1,345)	(85)	(1,752)	(1,062)	(2,932)

Net equity transactions	(9,093)	(18,125)	(3,527)	(3,191)	3,415	(3,186)	(43,143)	99,546

Net change in contract owners’ equity	(1,425)	(13,300)	8,619	3,957	4,125	483	38,018	112,046

Contract owners’ equity:
Beginning of period	73,693	86,993	206,022	202,065	97,455	96,972	797,757	685,711

End of period	$72,268	$73,693	$214,641	$206,022	$101,580	$97,455	$835,775	$797,757

Change in units:
Beginning units	6,632	8,114	20,164	20,339	10,191	10,292	65,628	57,107

Units purchased	1,276	2,710	11,114	3,311	1,739	4,298	12,317	30,287
Units redeemed	(2,071)	(4,192)	(11,437)	(3,486)	(1,406)	(4,399)	(15,520)	(21,766)

Ending units	5,837	6,632	19,841	20,164	10,524	10,191	62,425	65,628

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	J.P. Morgan Series Trust II				PIMCO Variable Insurance Trust — Administrative Shares

	Small Company		Mid Cap Value		Real Return		Total Return		Global Bond
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount 2005

	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,823)	$(2,198)	$(3,131)	$(4,183)	$19,875	$7,677	$8,160	$4,294	$2,420	$2,360
Reinvested capital gains	5,810	19,885	9,472	4,617	18,750	6,710	1,558	4,143	0	2,940
Realized gain (loss)	5,949	2,207	14,372	22,989	(2,315)	440	(1,449)	(743)	(2,283)	(6,294)
Unrealized gain (loss)	17,878	(15,199)	37,514	2,927	(38,403)	(10,127)	(931)	(5,405)	3,721	(15,425)

Net increase (decrease) in contract owners’ equity from operations	26,814	4,695	58,227	26,350	(2,093)	4,700	7,338	2,289	3,858	(16,419)

Equity transactions:
Contract purchase payments	45,961	67,823	107,827	150,601	132,191	125,358	66,718	58,676	35,322	53,642
Transfers (to) and from other subaccounts	(40,173)	10,266	21,364	(5,960)	51,610	112,044	30,130	49,128	(15,460)	16,337
Transfers (to) and from fixed dollar contract	437	369	6,691	(1,346)	2,886	22,553	13,913	1,684	0	0
Withdrawals, surrenders and death benefit payments	(11,613)	(23,585)	(50,162)	(89,057)	(45,134)	(76,757)	(26,019)	(52,865)	(12,129)	(130,219)
Surrender charges (note 2)	(18)	(280)	(908)	(3,712)	(203)	(2,083)	(222)	(3,032)	(114)	(4,247)

Net equity transactions	(5,406)	54,593	84,812	50,526	141,350	181,115	84,520	53,591	7,619	(64,487)

Net change in contract owners’ equity	21,408	59,288	143,039	76,876	139,257	185,815	91,858	55,880	11,477	(80,906)

Contract owners’ equity:
Beginning of period	194,307	135,019	349,769	272,893	576,059	390,244	209,125	153,245	121,637	202,543

End of period	$215,715	$194,307	$492,808	$349,769	$715,316	$576,059	$300,983	$209,125	$133,114	$121,637

Change in units:
Beginning units	13,089	9,281	19,495	16,390	47,758	32,593	18,774	13,908	10,253	15,730

Units purchased	3,067	5,913	8,652	11,337	21,956	25,825	13,892	10,904	4,380	6,191
Units redeemed	(3,350)	(2,105)	(4,322)	(8,232)	(10,039)	(10,660)	(6,297)	(6,038)	(3,767)	(11,668)

Ending units	12,806	13,089	23,825	19,495	59,675	47,758	26,369	18,774	10,866	10,253

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

			Dreyfus Variable
	Calvert Variable		Investment Fund —
	Series Inc.		Service Class		Royce Capital Fund

	Social Equity		Appreciation		Small-Cap		Micro-Cap
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,145)	$(1,329)	$(60)	$(192)	$(11,469)	$(7,243)	$(3,783)	$(2,189)
Reinvested capital gains	0	0	0	0	47,570	7,627	19,941	4,188
Realized gain (loss)	3,996	7,883	683	224	15,304	7,349	10,235	(4,639)
Unrealized gain (loss)	3,452	(3,126)	3,770	198	65,405	29,664	31,201	20,133

Net increase (decrease) in contract owners’ equity from operations	6,303	3,428	4,393	230	116,810	37,397	57,594	17,493

Equity transactions:
Contract purchase payments	12,369	19,030	3,765	6,724	225,348	237,078	101,252	106,945
Transfers (to) and from other subaccounts	(643)	(12,355)	4,462	15,332	89,420	130,423	5,811	(76,701)
Transfers (to) and from fixed dollar contract	0	0	0	0	4,277	12,368	424	(392)
Withdrawals, surrenders and death benefit payments	(21,894)	(27,468)	(1,400)	(3,247)	(68,310)	(54,350)	(44,335)	(79,434)
Surrender charges (note 2)	0	(106)	(89)	(25)	(23)	(1,856)	(986)	(77)

Net equity transactions	(10,168)	(20,899)	6,738	18,784	250,712	323,663	62,166	(49,659)

Net change in contract owners’ equity	(3,865)	(17,471)	11,131	19,014	367,522	361,060	119,760	(32,166)

Contract owners’ equity:
Beginning of period	90,299	107,770	23,426	4,412	717,533	356,473	275,709	307,875

End of period	$86,434	$90,299	$34,557	$23,426	$1,085,055	$717,533	$395,469	$275,709

Change in units:
Beginning units	12,587	15,497	1,886	365	38,922	20,713	15,176	18,662

Units purchased	1,640	2,707	1,180	1,798	21,345	28,702	6,780	7,087
Units redeemed	(3,132)	(5,617)	(640)	(277)	(8,652)	(10,493)	(3,735)	(10,573)

Ending units	11,095	12,587	2,426	1,886	51,615	38,922	18,221	15,176

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

					Old Mutual Insurance		UBS Series Trust —
	The Prudential Series Fund, Inc.				Series Fund(c)		Class I

	Jennison		Jennison 20/20 Focus		Tech. & Comm.		U.S. Allocation
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(167)	$(40)	$(1,303)	$(287)	$(231)	$(144)	$52	$(14)
Reinvested capital gains	0	0	4,522	0	0	0	0	0
Realized gain (loss)	45	4	(64)	1,360	503	28	115	191
Unrealized gain (loss)	710	563	9,254	2,313	(88)	1,602	7	175

Net increase (decrease) in contract owners’ equity from operations	588	527	12,409	3,386	184	1,486	174	352

Equity transactions:
Contract purchase payments	12,240	1,559	52,316	11,908	3,738	6,873	595	4,363
Transfers (to) and from other subaccounts	0	4,769	57,432	17,273	(7,979)	4,600	0	1,541
Transfers (to) and from fixed dollar contract	0	1,535	11,691	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(623)	18	(6,706)	(11,580)	0	0	(2,309)	(3,044)
Surrender charges (note 2)	0	0	(101)	(57)	0	0	(23)	(155)

Net equity transactions	11,617	7,881	114,632	17,544	(4,241)	11,473	(1,737)	2,705

Net change in contract owners’ equity	12,205	8,408	127,041	20,930	(4,057)	12,959	(1,563)	3,057

Contract owners’ equity:
Beginning of period	8,461	53	39,001	18,071	20,013	7,054	3,445	388

End of period	$20,666	$8,461	$166,042	$39,001	$15,956	$20,013	$1,882	$3,445

Change in units:
Beginning units	647	5	2,599	1,441	1,618	618	276	33

Units purchased	982	649	7,953	2,400	300	1,035	46	551
Units redeemed	(49)	(7)	(681)	(1,242)	(670)	(35)	(184)	(308)

Ending units	1,580	647	9,871	2,599	1,248	1,618	138	276

(c)	Formerly known as PBHG Insurance Series Fund.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Legg Mason Partners Variable
	Portfolios I, Inc.(g)			Franklin Templeton Variable Insurance Products Trust — Class 2

						Franklin Flex
				Templeton Foreign		Cap Growth		Franklin Income
	All Cap		Investors	Securities		Securities		Securities		Total
	Subaccount		Subaccount	Subaccount		Subaccount		Subaccount		Subaccounts

	2006	2005(a)	2006	2006	2005(a)	2006	2005(a)	2006	2005(a)	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$7	$1	$10	$(136)	$(217)	$(7)	$0	$3,242	$(170)	$(123,086)	$(195,578)
Reinvested capital gains	42	0	22	0	0	0	0	768	0	875,926	220,017
Realized gain (loss)	0	0	5	638	2	7	0	1,420	(4)	969,234	751,704
Unrealized gain (loss)	87	0	40	14,196	2,749	31	1	25,586	169	2,008,901	1,171,194

Net increase (decrease) in contract owners’ equity from operations	136	1	77	14,698	2,534	31	1	31,016	(5)	3,730,975	1,947,337

Equity transactions:
Contract purchase payments	986	123	1,011	34,319	20,771	1,071	44	61,199	3,579	6,041,231	7,171,961
Transfers (to) and from other subaccounts	0	0	(80)	8,666	26,921	(198)	0	191,309	53,012	0	0
Transfers (to) and from fixed dollar contract	0	0	0	669	2,454	0	0	3,782	861	(28,776)	(193,695)
Withdrawals, surrenders and death benefit payments	1	0	162	(2,941)	0	0	0	(30,309)	8,566	(4,698,383)	(10,051,150)
Surrender charges (note 2)	0	0	0	0	0	0	0	0	0	(30,503)	(110,178)

Net equity transactions	987	123	1,093	40,713	50,146	873	44	225,981	66,018	1,283,569	(3,183,062)

Net change in contract owners’ equity	1,123	124	1,170	55,411	52,680	904	45	256,997	66,013	5,014,544	(1,235,725)

Contract owners’ equity:
Beginning of period	124	0	0	52,680	0	45	0	66,013	0	30,641,824	31,877,549

End of period	$1,247	$124	$1,170	$108,091	$52,680	$949	$45	$323,010	$66,013	$35,656,368	$30,641,824

Change in units:
Beginning units	11	0	0	4,710	0	4	0	6,367	0	2,078,262	2,261,320

Units purchased	87	11	97	3,821	4,710	95	4	23,132	6,367	843,664	931,646
Units redeemed	0	0	(6)	(466)	0	(17)	0	(2,797)	0	(753,650)	(1,114,704)

Ending units	98	11	91	8,065	4,710	82	4	26,702	6,367	2,168,276	2,078,262

(a)	Period from May 2, 2005, date of commencement of operations

(g)	Formerly known as Salomon Brothers Variable Series Funds, Inc.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Notes to Financial Statements	December 31, 2006
(1) Basis of Presentation and Summary of Significant Accounting Policies

Ohio National Variable Account D (the “Account”) is a separate account of Ohio National Life Insurance Company (“ONLIC”) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., The Dow Target Variable Fund LLC, Janus Adviser Series, Wells Fargo Advantage Variable Trust Funds, Goldman Sachs Variable Insurance Trust, Van Kampen Universal Institutional Funds, Inc., Lazard Retirement Series, Inc., Fidelity Variable Insurance Products Fund — Service Class 2, MFS Variable Insurance Trust — Service Class , J.P. Morgan Series Trust II, PIMCO Variable Insurance Trust — Administrative Shares, Calvert Variable Series, Inc., Dreyfus Variable Investment Fund — Service Class, Royce Capital Fund, The Prudential Series Fund, Inc., Old Mutual Insurance Series Fund, UBS Series Trust — Class I, Legg Mason Partners Variable Portfolios I, Inc., and Franklin Templeton Variable Insurance Products Trust — Class 2 (collectively the “Funds”). The Funds, other than The Dow Target Variable Fund LLC (Dow Target 10 and Dow Target 5 Portfolios) are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The Funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2006. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and The Dow Target Variable Fund LLC in which the Account invests. For these services, ONI received fees of approximately $14.6 million and $12.2 million for the years ended December 31, 2006 and 2005, respectively.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed portion of their contracts.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds, with similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performances of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

ONLIC offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is conducted by an affiliate although other means of distribution may be utilized.
(2) Risk & Administrative Expense and Contract Charges

Although variable annuity payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options
(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

The following table illustrates product and contract level charges:

The following charges are basic charges assessed through the daily reduction of unit values:

Retirement
Advantage
Annual Mortality and Expense Risk Fees	1.00%
Annual Administrative Expenses	0.35%

Total expenses	1.35%

The following charges are assessed through the redemption of units:

Transfer Fee — per transfer
A transfer fee may be charged for each transfer of a participant’s account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is made (this fee is currently being waived)	$5
Sales Charge made from purchase payments	No deduction
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant
0% to 7%
State Premium Taxes
For states requiring a premium tax, taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.5% to 5.0%

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.
(3) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLIC under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the account.
(4) Fund Mergers & Replacements

Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income Portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip Portfolio.
(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

Effective April 29, 2003, Subaccounts of The Dow Target Variable Fund LLC entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month’s Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

Acquired Portfolios	Acquiring Portfolios
Dow Target 10 — February Portfolio	Dow Target 10 — January Portfolio
Dow Target 10 — March Portfolio

Dow Target 10 — May Portfolio	Dow Target 10 — April Portfolio
Dow Target 10 — June Portfolio

Dow Target 10 — August Portfolio	Dow Target 10 — July Portfolio
Dow Target 10 — September Portfolio

Dow Target 10 — November Portfolio	Dow Target 10 — October Portfolio
Dow Target 10 — December Portfolio

Dow Target 5 — February Portfolio	Dow Target 5 — January Portfolio
Dow Target 5 — March Portfolio

Dow Target 5 — May Portfolio	Dow Target 5 — April Portfolio
Dow Target 5 — June Portfolio

Dow Target 5 — August Portfolio	Dow Target 5 — July Portfolio
Dow Target 5 — September Portfolio

Dow Target 5 — November Portfolio	Dow Target 5 — October Portfolio
Dow Target 5 — December Portfolio

Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness Portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity Portfolio.

Effective April 8, 2005, the Strong Variable Insurance Funds, Inc. had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds. Opportunity Fund II was renamed Opportunity Fund, Multi Cap Value Fund II was renamed Multi Cap Value Fund, and Discovery Fund II and Mid Cap Growth Fund II were merged and renamed Discovery Fund with the Discovery Fund II as the successor fund.
(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

(5) Financial Highlights

The following is a summary of accumulation units, value per unit, and fair value (fair value represents the contracts in accumulation period) as of December 31, and the expenses, total return and investment income ratio for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.:
Equity Subaccount
2006	119,200	$23.799070	$2,836,855	1.35%	5.25%	0.00%
2005	137,802	$22.612057	$3,115,978	1.35%	4.70%	0.00%
2004	163,717	$21.597987	$3,535,959	1.35%	10.93%	0.05%
2003	149,235	$19.469237	$2,905,483	1.35%	42.43%	0.18%
2002	123,529	$13.669538	$1,688,591	1.35%	-19.83%	0.37%
Money Market Subaccount
2006	125,710	$13.447731	$1,690,512	1.35%	3.38%	4.65%
2005	131,260	$13.008610	$1,707,508	1.35%	1.57%	2.97%
2004	97,121	$12.807711	$1,243,896	1.35%	-0.34%	0.99%
2003	103,074	$12.851243	$1,324,634	1.35%	-0.60%	0.73%
2002	113,201	$12.929045	$1,463,584	1.35%	0.04%	1.36%
Bond Subaccount
2006	30,295	$17.742171	$537,506	1.35%	3.05%	3.86%
2005	28,735	$17.216408	$494,715	1.35%	-0.92%	3.51%
2004	38,854	$17.375575	$675,103	1.35%	4.47%	0.00%
2003	36,807	$16.631542	$612,160	1.35%	8.99%	5.64%
2002	34,951	$15.259783	$533,348	1.35%	7.21%	6.03%
Omni Subaccount
2006	56,717	$15.434951	$875,426	1.35%	11.81%	1.33%
2005	58,780	$13.804516	$811,431	1.35%	8.03%	0.96%
2004	105,359	$12.778232	$1,346,306	1.35%	5.69%	1.40%
2003	107,499	$12.090792	$1,299,744	1.35%	24.52%	1.79%
2002	101,108	$9.710079	$981,763	1.35%	-23.80%	1.93%
International Subaccount
2006	96,649	$16.775123	$1,621,300	1.35%	17.64%	0.16%
2005	96,914	$14.259394	$1,381,932	1.35%	7.94%	0.04%
2004	117,465	$13.209970	$1,551,706	1.35%	11.47%	0.00%
2003	119,596	$11.851173	$1,417,353	1.35%	30.83%	0.46%
2002	106,506	$9.058520	$964,790	1.35%	-21.71%	0.27%
Capital Appreciation Subaccount
2006	39,212	$31.588652	$1,238,665	1.35%	14.83%	0.40%
2005	51,407	$27.509920	$1,414,214	1.35%	3.87%	0.45%
2004	77,484	$26.485361	$2,052,197	1.35%	11.00%	0.41%
2003	69,937	$23.861066	$1,668,763	1.35%	29.78%	0.26%
2002	62,081	$18.386422	$1,141,443	1.35%	-21.21%	0.20%
(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Millennium Subaccount
2006	46,632	$25.954905	$1,210,320	1.35%	5.95%	0.00%
2005	61,317	$24.497255	$1,502,097	1.35%	-1.33%	0.00%
2004	89,408	$24.826960	$2,219,724	1.35%	9.45%	0.00%
2003	97,339	$22.683293	$2,207,973	1.35%	35.83%	0.00%
2002	90,903	$16.699319	$1,518,010	1.35%	-33.63%	0.00%
International Small Co. Subaccount
2006	35,636	$31.940771	$1,138,226	1.35%	24.67%	0.13%
2005	30,976	$25.620323	$793,617	1.35%	27.28%	0.53%
2004	26,983	$20.128608	$543,133	1.35%	19.26%	1.11%
2003	22,582	$16.878187	$381,141	1.35%	51.87%	0.22%
2002	18,382	$11.113756	$204,292	1.35%	-16.14%	0.00%
Aggressive Growth Subaccount
2006	37,755	$8.596389	$324,559	1.35%	4.37%	0.00%
2005	43,367	$8.236272	$357,183	1.35%	11.78%	0.02%
2004	75,111	$7.368530	$553,458	1.35%	7.50%	0.00%
2003	74,403	$6.854281	$509,981	1.35%	29.74%	0.00%
2002	59,086	$5.283043	$312,156	1.35%	-28.88%	0.00%
Small Cap Growth Subaccount
2006	17,514	$14.596486	$255,648	1.35%	23.93%	0.00%
2005	20,035	$11.777572	$235,959	1.35%	5.07%	0.00%
2004	32,381	$11.209752	$362,979	1.35%	9.96%	0.00%
2003	31,259	$10.194790	$318,683	1.35%	43.41%	0.00%
2002	31,437	$7.108637	$223,476	1.35%	-30.07%	0.00%
Mid Cap Opportunity Subaccount
2006	62,753	$24.686706	$1,549,174	1.35%	8.19%	0.00%
2005	71,529	$22.817404	$1,632,110	1.35%	8.52%	0.00%
2004	100,292	$21.025847	$2,108,731	1.35%	12.04%	0.00%
2003	98,271	$18.766091	$1,844,166	1.35%	44.39%	0.04%
2002	98,055	$12.996454	$1,274,371	1.35%	-26.62%	0.00%
S&P 500 Index Subaccount
2006	164,844	$19.363718	$3,191,990	1.35%	13.77%	1.12%
2005	175,266	$17.020568	$2,983,122	1.35%	3.08%	0.85%
2004	236,654	$16.512291	$3,907,707	1.35%	8.83%	1.19%
2003	224,376	$15.172578	$3,404,368	1.35%	26.14%	1.22%
2002	202,583	$12.028576	$2,436,783	1.35%	-23.66%	1.13%
Social Awareness Subaccount (note 4)
2002	16,064	$5.308960	$85,286	1.35%	-29.27%	0.00%
Blue Chip Subaccount (note 4)
2006	18,587	$12.430062	$231,035	1.35%	14.80%	1.15%
2005	13,814	$10.827162	$149,562	1.35%	3.34%	0.80%
2004	18,235	$10.476751	$191,040	1.35%	8.14%	1.55%
2003	13,780	$9.688215	$133,501	1.35%	24.90%	1.49%
2002	5,280	$7.756922	$40,957	1.35%	-20.50%	1.09%
Equity Income Subaccount (note 4)
2002	2,505	$6.397083	$16,024	1.35%	-21.93%	1.61%
(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
High Income Bond Subaccount
2006	39,430	$14.526893	$572,802	1.35%	8.67%	0.00%
2005	30,240	$13.368254	$404,261	1.35%	1.62%	4.68%
2004	28,689	$13.154607	$377,390	1.35%	9.19%	0.42%
2003	18,410	$12.047143	$221,790	1.35%	21.15%	8.26%
2002	7,301	$9.943806	$72,604	1.35%	2.56%	11.28%
Capital Growth Subaccount
2006	21,897	$9.776712	$214,076	1.35%	18.53%	0.00%
2005	26,840	$8.248380	$221,391	1.35%	1.25%	0.00%
2004	34,574	$8.146152	$281,644	1.35%	18.11%	0.00%
2003	30,908	$6.897135	$213,179	1.35%	38.23%	0.00%
2002	21,126	$4.989444	$105,408	1.35%	-42.84%	0.00%
Nasdaq-100 Index Subaccount
2006	59,086	$4.133066	$244,206	1.35%	5.19%	0.00%
2005	57,491	$3.929240	$225,896	1.35%	0.09%	0.00%
2004	61,454	$3.925776	$241,255	1.35%	8.53%	0.00%
2003	49,264	$3.617177	$178,195	1.35%	45.89%	0.00%
2002	31,591	$2.479303	$78,324	1.35%	-38.17%	0.00%
Bristol Subaccount
2006	2,305	$13.925418	$32,094	1.35%	14.87%	0.40%
2005	1,741	$12.122350	$21,105	1.35%	10.54%	0.00%
2004	1,506	$10.966446	$16,518	1.35%	7.17%	0.00%
2003	144	$10.232462	$1,475	1.35%	30.69%	1.17%
Bryton Growth Subaccount
2006	4,447	$11.472253	$51,019	1.35%	15.19%	0.00%
2005	3,733	$9.959566	$37,183	1.35%	2.92%	0.02%
2004	3,574	$9.677044	$34,584	1.35%	6.07%	0.00%
2003	1,513	$9.123508	$13,801	1.35%	33.81%	0.00%
2002	74	$6.818402	$506	1.35%	-31.82%	0.00%	5/1/02
U.S. Equity Subaccount
2006	190	$12.237501	$2,325	1.35%	6.49%	1.09%
2005	3	$11.491312	$34	1.35%	14.91%	0.00%	5/2/05
Balanced Subaccount
2006	610	$11.932071	$7,275	1.35%	11.62%	2.70%
2005	23	$10.689691	$243	1.35%	6.90%	1.03%	5/2/05
Covered Call Subaccount
2006	1,010	$10.915968	$11,023	1.35%	2.77%	0.00%
2005	1,172	$10.621566	$12,451	1.35%	6.22%	0.00%	5/2/05
Dow Target 10 Portfolios (note 4):
First Quarter Subaccount
2006	412	$12.681753	$5,224	1.35%	27.15%	8.11%
2005	343	$9.973849	$3,418	1.35%	-7.47%	0.00%
2004	961	$10.779241	$10,355	1.35%	1.83%	0.00%
2003	750	$10.585044	$7,939	1.35%	23.58%	3.20%
2002	49	$8.565381	$423	1.35%	-11.94%	3.19%
(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios (note 4): (continued)
Second Quarter Subaccount
2006	256	$15.332063	$3,926	1.35%	27.92%	7.10%
2005	197	$11.986133	$2,356	1.35%	-3.91%	0.00%
2004	972	$12.473413	$12,126	1.35%	0.57%	0.00%
2003	903	$12.403069	$11,205	1.35%	26.66%	3.40%
2002	107	$9.792664	$1,052	1.35%	-7.86%	3.88%
Third Quarter Subaccount
2006	244	$14.758489	$3,604	1.35%	26.26%	6.63%
2005	184	$11.689326	$2,147	1.35%	-6.68%	0.00%
2004	565	$12.525918	$7,071	1.35%	1.96%	0.00%
2003	431	$12.285097	$5,293	1.35%	22.81%	3.09%
2002	124	$10.003218	$1,238	1.35%	-9.74%	3.02%
Fourth Quarter Subaccount
2006	258	$15.178017	$3,910	1.35%	25.72%	7.91%
2005	158	$12.072991	$1,908	1.35%	-5.77%	0.00%
2004	500	$12.812486	$6,409	1.35%	-0.21%	0.00%
2003	369	$12.839764	$4,736	1.35%	22.17%	2.90%
2002	104	$10.510065	$1,090	1.35%	-6.93%	2.57%
February Subaccount
2002	307	$9.347952	$2,871	1.35%	-11.38%	4.19%
March Subaccount
2002	62	$10.109357	$624	1.35%	-11.87%	4.78%
May Subaccount
2002	59	$10.167294	$602	1.35%	-9.16%	3.46%
June Subaccount
2002	70	$9.527080	$668	1.35%	-8.84%	3.38%
August Subaccount
2002	94	$9.616858	$905	1.35%	-8.80%	3.14%
September Subaccount
2002	83	$9.058614	$753	1.35%	-9.08%	2.95%
November Subaccount
2002	124	$7.865168	$972	1.35%	-14.20%	2.74%
December Subaccount
2002	71	$8.200448	$583	1.35%	-14.74%	3.01%
Dow Target 5 Portfolios (note 4):
First Quarter Subaccount
2006	90	$15.873191	$1,431	1.35%	38.96%	4.46%
2005	92	$11.422589	$1,047	1.35%	-3.50%	0.00%
2004	110	$11.836643	$1,297	1.35%	9.21%	0.00%
2003	434	$10.838384	$4,702	1.35%	17.96%	2.39%
2002	322	$9.188244	$2,960	1.35%	-13.77%	3.07%
(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios (note 4): (continued)
Second Quarter Subaccount
2006	90	$16.803134	$1,511	1.35%	36.04%	4.58%
2005	89	$12.351928	$1,105	1.35%	-4.38%	0.00%
2004	103	$12.917878	$1,325	1.35%	9.48%	0.00%
2003	123	$11.799065	$1,446	1.35%	21.61%	2.43%
2002	33	$9.702465	$317	1.35%	-10.73%	3.12%
Third Quarter Subaccount
2006	117	$12.506687	$1,466	1.35%	34.56%	4.44%
2005	117	$9.294294	$1,091	1.35%	-20.25%	0.00%
2004	122	$11.654989	$1,420	1.35%	6.43%	0.00%
2003	141	$10.951276	$1,545	1.35%	13.36%	3.02%
2002	36	$9.660918	$345	1.35%	-11.98%	2.65%
Fourth Quarter Subaccount
2006	127	$17.178007	$2,187	1.35%	36.49%	6.12%
2005	90	$12.585200	$1,134	1.35%	-13.66%	0.00%
2004	99	$14.576759	$1,437	1.35%	5.13%	0.00%
2003	94	$13.864873	$1,308	1.35%	17.95%	2.63%
2002	31	$11.754453	$368	1.35%	-7.15%	2.59%
February Subaccount
2002	28	$10.689089	$301	1.35%	-8.72%	3.12%
March Subaccount
2002	17	$11.424038	$193	1.35%	-10.13%	3.83%
May Subaccount
2002	23	$9.683400	$221	1.35%	-15.36%	3.31%
June Subaccount
2002	30	$9.169283	$271	1.35%	-12.86%	3.27%
August Subaccount
2002	30	$11.548297	$342	1.35%	-2.45%	2.21%
September Subaccount
2002	29	$9.970517	$288	1.35%	-14.98%	2.74%
November Subaccount
2002	35	$7.174692	$254	1.35%	-16.50%	2.75%
December Subaccount
2002	18	$8.850626	$156	1.35%	-18.64%	3.08%
Janus Adviser Series — Class S:
Large Cap Growth Subaccount
2006	92,040	$8.088000	$744,423	1.35%	8.59%	0.01%
2005	85,625	$7.448164	$637,747	1.35%	2.58%	0.00%
2004	97,500	$7.260655	$707,915	1.35%	3.10%	0.00%
2003	96,641	$7.042398	$680,583	1.35%	28.45%	0.00%
2002	69,415	$5.482775	$380,584	1.35%	-27.47%	0.00%
(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Adviser Series — Class S: (continued)
Worldwide Subaccount
2006	57,039	$9.566025	$545,640	1.35%	15.38%	1.96%
2005	65,860	$8.290950	$546,043	1.35%	4.66%	0.78%
2004	80,973	$7.921814	$641,452	1.35%	3.33%	0.39%
2003	82,882	$7.666199	$635,387	1.35%	21.20%	0.72%
2002	61,168	$6.325364	$386,909	1.35%	-26.99%	0.36%
Balanced Subaccount
2006	91,807	$12.809916	$1,176,044	1.35%	8.93%	1.49%
2005	96,811	$11.759885	$1,138,482	1.35%	6.24%	1.50%
2004	115,525	$11.069611	$1,278,817	1.35%	6.97%	1.68%
2003	105,520	$10.348523	$1,091,975	1.35%	12.49%	1.56%
2002	73,680	$9.199713	$677,838	1.35%	-7.81%	1.96%
International Growth Subaccount
2006	36,612	$24.843224	$909,559	1.35%	42.71%	1.06%
2005	16,039	$17.408378	$279,216	1.35%	29.98%	1.08%
2004	3,241	$13.393020	$43,413	1.35%	18.25%	1.65%
2003	89	$11.325895	$1,011	1.35%	13.26%	11.62%	10/1/03
Wells Fargo Advantage Variable Trust Funds (note 4):
Opportunity Subaccount
2006	19,785	$14.957853	$295,940	1.35%	10.73%	0.00%
2005	22,078	$13.508639	$298,240	1.35%	6.45%	0.00%
2004	21,788	$12.689902	$276,482	1.35%	16.64%	0.00%
2003	25,178	$10.879374	$273,918	1.35%	35.18%	0.08%
2002	19,817	$8.047865	$159,485	1.35%	-27.80%	0.88%
Small/ Mid Cap Value Subaccount
2006	29	$17.590221	$517	1.35%	14.18%	0.00%
2004	410	$13.401021	$5,496	1.35%	15.21%	0.00%
2003	342	$11.632173	$3,974	1.35%	36.55%	0.13%
2002	232	$8.518375	$1,973	1.35%	-24.18%	0.63%
Discovery Subaccount
2006	27,206	$8.696666	$236,600	1.35%	13.12%	0.00%
2005	26,623	$7.687928	$204,672	1.35%	14.71%	0.00%	4/8/05
Strong Variable Insurance Funds, Inc. (note 4):
Mid Cap Growth II Subaccount
2004	37,974	$7.108847	$269,951	1.35%	17.56%	0.00%
2003	30,930	$6.046759	$187,027	1.35%	32.43%	0.00%
2002	19,814	$4.566078	$90,472	1.35%	-38.38%	0.00%
Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount
2006	23,462	$13.787026	$323,468	1.35%	21.00%	1.78%
2005	23,529	$11.394024	$268,088	1.35%	2.55%	1.86%
2004	17,151	$11.110873	$190,566	1.35%	17.21%	1.76%
2003	13,914	$9.479323	$131,895	1.35%	22.70%	1.52%
2002	9,051	$7.725302	$69,922	1.35%	-12.52%	3.22%
(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust: (continued)
Structured U.S. Equity Subaccount
2006	14,273	$11.059061	$157,847	1.35%	11.39%	1.11%
2005	13,350	$9.928137	$132,538	1.35%	5.10%	0.84%
2004	9,874	$9.446706	$93,279	1.35%	13.41%	1.36%
2003	6,734	$8.329966	$56,090	1.35%	27.75%	0.98%
2002	3,664	$6.520423	$23,888	1.35%	-22.94%	0.88%
Capital Growth Subaccount
2006	10,966	$9.139861	$100,232	1.35%	7.12%	0.13%
2005	10,717	$8.532568	$91,442	1.35%	1.57%	0.12%
2004	21,515	$8.400330	$180,731	1.35%	7.63%	0.79%
2003	21,564	$7.804780	$168,301	1.35%	22.09%	0.38%
2002	11,143	$6.392633	$71,232	1.35%	-25.34%	0.36%
Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount
2006	27,066	$39.423598	$1,067,027	1.35%	36.21%	1.10%
2005	18,414	$28.942607	$532,936	1.35%	15.50%	1.15%
2004	11,818	$25.059133	$296,151	1.35%	34.57%	1.85%
2003	2,019	$18.621058	$37,591	1.35%	35.68%	0.00%
2002	1,125	$13.724066	$15,446	1.35%	-2.11%	4.55%
Core Plus Fixed Income Subaccount
2006	3,744	$10.905659	$40,826	1.35%	2.35%	4.20%
2005	3,455	$10.654934	$36,811	1.35%	2.83%	3.45%
2004	222	$10.361744	$2,300	1.35%	2.97%	3.72%
2003	113	$10.062541	$1,137	1.35%	0.63%	0.00%	10/1/03
Lazard Retirement Series, Inc.:
Emerging Markets Subaccount
2006	48,160	$27.977469	$1,347,400	1.35%	28.22%	0.54%
2005	37,299	$21.819812	$813,865	1.35%	38.91%	0.33%
2004	21,433	$15.708095	$336,664	1.35%	28.84%	0.67%
2003	15,617	$12.191521	$190,391	1.35%	50.90%	0.06%
2002	7,972	$8.078966	$64,403	1.35%	-2.81%	1.34%
Small Cap Subaccount
2006	39,689	$21.573418	$856,220	1.35%	14.53%	0.00%
2005	37,087	$18.837101	$698,618	1.35%	2.61%	0.00%
2004	36,028	$18.357319	$661,376	1.35%	13.35%	0.00%
2003	30,489	$16.194743	$493,763	1.35%	35.40%	0.00%
2002	22,276	$11.961101	$266,449	1.35%	-18.77%	0.00%
Equity Subaccount
2006	480	$12.277824	$5,898	1.35%	15.92%	0.63%
2005	53	$10.591416	$561	1.35%	5.91%	0.30%	5/2/05
International Equity Subaccount
2006	3,156	$13.817475	$43,611	1.35%	20.90%	1.05%
2005	1,105	$11.428665	$12,632	1.35%	14.29%	0.03%	5/2/05
(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid-Cap Subaccount
2006	91,242	$20.417224	$1,862,904	1.35%	10.91%	0.16%
2005	83,058	$18.408868	$1,528,998	1.35%	16.45%	0.00%
2004	79,390	$15.808563	$1,255,048	1.35%	22.99%	0.00%
2003	50,283	$12.853329	$646,303	1.35%	36.41%	0.18%
2002	24,125	$9.422471	$227,316	1.35%	-11.22%	0.33%
VIP Contrafund Subaccount
2006	151,318	$12.927895	$1,956,223	1.35%	9.95%	1.03%
2005	112,101	$11.757816	$1,318,058	1.35%	15.10%	0.10%
2004	71,449	$10.215506	$729,884	1.35%	13.62%	0.15%
2003	38,442	$8.990841	$345,623	1.35%	26.49%	0.19%
2002	16,282	$7.107965	$115,735	1.35%	-10.81%	0.14%
VIP Growth Subaccount
2006	57,664	$6.864747	$395,850	1.35%	5.16%	0.17%
2005	66,515	$6.528123	$434,217	1.35%	4.10%	0.26%
2004	67,649	$6.270947	$424,222	1.35%	1.74%	0.12%
2003	54,031	$6.163398	$333,017	1.35%	30.78%	0.08%
2002	27,296	$4.712906	$128,641	1.35%	-31.23%	0.06%
VIP Equity-Income Subaccount
2006	27,065	$15.079342	$408,116	1.35%	18.34%	3.20%
2005	18,041	$12.742826	$229,889	1.35%	4.17%	1.32%
2004	13,999	$12.232939	$171,251	1.35%	9.75%	0.94%
2003	3,188	$11.146397	$35,530	1.35%	11.46%	0.00%	10/1/03
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2006	5,837	$12.380841	$72,268	1.35%	11.43%	0.00%
2005	6,632	$11.110902	$73,693	1.35%	3.64%	0.00%
2004	8,114	$10.721077	$86,993	1.35%	4.79%	0.00%
2003	3,542	$10.230959	$36,239	1.35%	31.66%	0.00%
2002	917	$7.771036	$7,124	1.35%	-32.71%	0.00%
Investors Growth Stock Subaccount
2006	19,841	$10.818153	$214,641	1.35%	5.88%	0.00%
2005	20,164	$10.217477	$206,022	1.35%	2.84%	0.14%
2004	20,339	$9.935102	$202,065	1.35%	7.53%	0.00%
2003	9,461	$9.239429	$87,418	1.35%	20.97%	0.00%
2002	628	$7.637636	$4,797	1.35%	-28.68%	0.00%
Mid Cap Growth Subaccount
2006	10,524	$9.652639	$101,580	1.35%	0.94%	0.00%
2005	10,191	$9.562964	$97,455	1.35%	1.49%	0.00%
2004	10,292	$9.422469	$96,972	1.35%	12.85%	0.00%
2003	6,156	$8.349469	$51,399	1.35%	34.79%	0.00%
2002	1,124	$6.194421	$6,962	1.35%	-44.19%	0.00%
(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

							Investment
	Accumulation	Value Per	Fair			Total	Income	Inception
	Units***	Unit	Value		Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Serv		ice Class:	(continued	)
Total Return Subaccount
2006	62,425	$13.388479	$835,775		1.35%	10.14%	2.15%
2005	65,628	$12.155790	$797,757		1.35%	1.23%	1.86%
2004	57,107	$12.007500	$685,711		1.35%	9.54%	1.47%
2003	29,795	$10.961278	$326,587		1.35%	14.46%	1.23%
2002	8,704	$9.576492	$83,351		1.35%	-6.61%	0.54%
J.P. Morgan Series Trust II:
Small Company Subaccount
2006	12,806	$16.845403	$215,715		1.35%	13.48%	0.00%
2005	13,089	$14.844595	$194,307		1.35%	2.04%	0.00%
2004	9,281	$14.547478	$135,019		1.35%	25.47%	0.00%
2003	2,063	$11.594205	$23,919		1.35%	34.17%	0.00%
2002	2,034	$8.641547	$17,573		1.35%	-22.70%	0.02%
Mid Cap Value Subaccount
2006	23,825	$20.684794	$492,808		1.35%	15.29%	0.57%
2005	19,495	$17.941830	$349,769		1.35%	7.76%	0.17%
2004	16,390	$16.649549	$272,893		1.35%	19.44%	0.30%
2003	14,655	$13.939328	$204,279		1.35%	27.90%	0.31%
2002	6,324	$10.898536	$68,921		1.35%	-0.53%	0.01%
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2006	59,675	$11.986899	$715,316		1.35%	-0.62%	4.26%
2005	47,758	$12.062047	$576,059		1.35%	0.74%	2.86%
2004	32,593	$11.973265	$390,244		1.35%	7.46%	1.08%
2003	11,067	$11.141628	$123,300		1.35%	7.40%	2.06%
Total Return Subaccount
2006	26,369	$11.414176	$300,983		1.35%	2.47%	4.44%
2005	18,774	$11.138820	$209,125		1.35%	1.09%	3.52%
2004	13,908	$11.018470	$153,245		1.35%	3.49%	1.90%
2003	7,426	$10.646846	$79,069		1.35%	3.65%	2.66%
Global Bond Subaccount
2006	10,866	$12.250266	$133,114		1.35%	3.26%	3.30%
2005	10,253	$11.863540	$121,637		1.35%	-7.86%	2.50%
2004	15,730	$12.876036	$202,543		1.35%	9.13%	1.86%
2003	11,268	$11.799242	$132,958		1.35%	12.91%	2.14%
Calvert Variable Series, Inc.:
Social Equity Subaccount (note 4)
2006	11,095	$7.790275	$86,434		1.35%	8.59%	0.00%
2005	12,587	$7.173738	$90,299		1.35%	3.16%	0.00%
2004	15,497	$6.954328	$107,770		1.35%	5.73%	0.08%
2003	17,314	$6.577645	$113,888		1.35%	16.76%	0.02%	5/2/03
(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dreyfus Variable Investment Fund — Service Class:
Appreciation Subaccount
2006	2,426	$14.244957	$34,557	1.35%	14.66%	1.13%
2005	1,886	$12.423218	$23,426	1.35%	2.73%	0.00%
2004	365	$12.092543	$4,412	1.35%	3.40%	1.77%
2003	135	$11.695305	$1,577	1.35%	16.95%	3.98%	5/1/03
Royce Capital Fund:
Small-Cap Subaccount
2006	51,615	$21.022206	$1,085,055	1.35%	14.03%	0.07%
2005	38,922	$18.435252	$717,533	1.35%	7.12%	0.01%
2004	20,713	$17.210209	$356,473	1.35%	23.28%	0.00%
2003	5,319	$13.959822	$74,252	1.35%	39.60%	0.00%	5/1/03
Micro-Cap Subaccount
2006	18,221	$21.703853	$395,469	1.35%	19.46%	0.20%
2005	15,176	$18.167951	$275,709	1.35%	10.13%	0.52%
2004	18,662	$16.497173	$307,875	1.35%	12.33%	0.00%
2003	2,557	$14.686946	$37,552	1.35%	46.87%	0.00%	5/1/03
The Prudential Series Fund, Inc.:
Jennison Subaccount
2006	1,580	$13.079226	$20,666	1.35%	0.02%	0.00%
2005	647	$13.076686	$8,461	1.35%	12.51%	0.00%
2004	5	$11.622710	$53	1.35%	7.76%	0.00%
2003	2	$10.785777	$23	1.35%	7.86%	0.00%	10/1/03
Jennison 20/20 Focus Subaccount
2006	9,871	$16.820619	$166,042	1.35%	12.10%	0.00%
2005	2,599	$15.004910	$39,001	1.35%	19.65%	0.00%
2004	1,441	$12.540687	$18,071	1.35%	13.84%	0.00%
2003	5	$11.016365	$57	1.35%	10.16%	0.00%	10/1/03
Old Mutual Insurance Series Fund:
Technology & Communications Subaccount
2006	1,248	$12.781382	$15,956	1.35%	3.31%	0.00%
2005	1,618	$12.371361	$20,013	1.35%	8.45%	0.00%
2004	618	$11.406981	$7,054	1.35%	5.00%	0.00%
2003	44	$10.863707	$480	1.35%	8.64%	0.00%	10/1/03
UBS Series Trust — Class I:
U.S. Allocation Subaccount
2006	138	$13.672736	$1,882	1.35%	9.52%	3.16%
2005	276	$12.484202	$3,445	1.35%	5.18%	1.02%
2004	33	$11.868970	$388	1.35%	8.90%	0.16%
Legg Mason Partners Variable Portfolios I, Inc.:
All Cap Subaccount
2006	98	$12.745589	$1,247	1.35%	16.54%	2.35%
2005	11	$10.936375	$124	1.35%	9.36%	6.61%	5/2/05
Investors Subaccount
2006	91	$12.841225	$1,170	1.35%	16.69%	0.00%
(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount
2006	8,065	$13.402507	$108,091	1.35%	19.83%	1.16%
2005	4,710	$11.184401	$52,680	1.35%	11.84%	0.00%	5/2/05
Franklin Flex Cap Growth Securities Subaccount
2006	82	$11.564389	$949	1.35%	3.81%	0.01%
2005	4	$11.140421	$45	1.35%	11.40%	0.55%	5/2/05
Franklin Income Securities Subaccount
2006	26,702	$12.096625	$323,010	1.35%	16.67%	3.08%
2005	6,367	$10.368262	$66,013	1.35%	3.68%	0.00%	5/2/05

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

Ohio National Variable Account D
 Report of Independent Registered Public Accounting Firm
The Board of Directors of The Ohio National Life Insurance Company
  and Contract Owners of Ohio National Variable Account D:
We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account D (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.
KPMG LLP
Columbus, OH
February 19, 2007

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Ohio National Variable Account D
Post Office Box 371
Cincinnati, Ohio 45201
Form 1326 Rev. 2-07